Indebtedness - Schedule of Borrowings (Parenthetical) (Detail)	Dec. 29, 2012	Jan. 02, 2010
Proforma Debt Instrument [Line Items]
Loan interest percentage	6.125%	4.50%
Senior notes [Member]
Proforma Debt Instrument [Line Items]
Loan interest percentage	6.125%